Shareholder Report, Holdings (Details)	May 31, 2024
C000006373 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000006373 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006373 [Member] | Permian Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006373 [Member] | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000006373 [Member] | Q2 Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000006373 [Member] | Minerals Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000006373 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006373 [Member] | Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006373 [Member] | Patterson UTI Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006373 [Member] | Summit Materials Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006373 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000006373 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.71%
C000006373 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.93%
C000006373 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000006373 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000006373 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000006373 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
C000006373 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.07%
C000006373 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000006373 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000006374 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000006374 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006374 [Member] | Permian Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006374 [Member] | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000006374 [Member] | Q2 Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000006374 [Member] | Minerals Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000006374 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006374 [Member] | Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006374 [Member] | Patterson UTI Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006374 [Member] | Summit Materials Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000006374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.71%
C000006374 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.93%
C000006374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000006374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000006374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000006374 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
C000006374 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.07%
C000006374 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000006374 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000006375 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000006375 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006375 [Member] | Permian Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006375 [Member] | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000006375 [Member] | Q2 Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000006375 [Member] | Minerals Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000006375 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006375 [Member] | Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006375 [Member] | Patterson UTI Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006375 [Member] | Summit Materials Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006375 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000006375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.71%
C000006375 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.93%
C000006375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000006375 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000006375 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000006375 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
C000006375 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.07%
C000006375 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000006375 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000006376 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000006376 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006376 [Member] | Permian Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006376 [Member] | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000006376 [Member] | Q2 Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000006376 [Member] | Minerals Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000006376 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006376 [Member] | Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006376 [Member] | Patterson UTI Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006376 [Member] | Summit Materials Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006376 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000006376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.71%
C000006376 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.93%
C000006376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000006376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000006376 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000006376 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
C000006376 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.07%
C000006376 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000006376 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000171461 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000171461 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171461 [Member] | Permian Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171461 [Member] | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000171461 [Member] | Q2 Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000171461 [Member] | Minerals Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000171461 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000171461 [Member] | Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000171461 [Member] | Patterson UTI Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000171461 [Member] | Summit Materials Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000171461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.71%
C000171461 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.93%
C000171461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000171461 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000171461 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000171461 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
C000171461 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.07%
C000171461 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000171461 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000006377 [Member] | Atkore [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006377 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006377 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000006377 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006377 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006377 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006377 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006377 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006377 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000006377 [Member] | Meritage Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000006377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000006377 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000006377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000006377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000006377 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000006377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.21%
C000006377 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000006377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.33%
C000006377 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000006377 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000006379 [Member] | Atkore [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006379 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006379 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000006379 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006379 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006379 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006379 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006379 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006379 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000006379 [Member] | Meritage Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006379 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000006379 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000006379 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000006379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000006379 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000006379 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000006379 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.21%
C000006379 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000006379 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.33%
C000006379 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000006379 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000006380 [Member] | Atkore [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006380 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006380 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000006380 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006380 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006380 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006380 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006380 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006380 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000006380 [Member] | Meritage Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006380 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000006380 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000006380 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000006380 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000006380 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000006380 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000006380 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.21%
C000006380 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000006380 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.33%
C000006380 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000006380 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000006381 [Member] | Atkore [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006381 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006381 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000006381 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006381 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006381 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006381 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006381 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006381 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000006381 [Member] | Meritage Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006381 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000006381 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000006381 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000006381 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000006381 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000006381 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000006381 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.21%
C000006381 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000006381 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.33%
C000006381 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000006381 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000171462 [Member] | Atkore [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000171462 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000171462 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000171462 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000171462 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000171462 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000171462 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000171462 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000171462 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000171462 [Member] | Meritage Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171462 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000171462 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000171462 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000171462 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000171462 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000171462 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000171462 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.21%
C000171462 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000171462 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.33%
C000171462 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000171462 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000006368 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000006368 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006368 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000006368 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000006368 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000006368 [Member] | TJX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000006368 [Member] | Verizon Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000006368 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000006368 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000006368 [Member] | Chevron [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000006368 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.45%
C000006368 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000006368 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
C000006368 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006368 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000006368 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
C000006368 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006368 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000006368 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000006368 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000006370 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000006370 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006370 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000006370 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000006370 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000006370 [Member] | TJX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000006370 [Member] | Verizon Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000006370 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000006370 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000006370 [Member] | Chevron [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000006370 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.45%
C000006370 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000006370 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
C000006370 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006370 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000006370 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
C000006370 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006370 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000006370 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000006370 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000006371 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000006371 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006371 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000006371 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000006371 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000006371 [Member] | TJX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000006371 [Member] | Verizon Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000006371 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000006371 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000006371 [Member] | Chevron [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000006371 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.45%
C000006371 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000006371 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
C000006371 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006371 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000006371 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
C000006371 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006371 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000006371 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000006371 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000006372 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000006372 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006372 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000006372 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000006372 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000006372 [Member] | TJX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000006372 [Member] | Verizon Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000006372 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000006372 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000006372 [Member] | Chevron [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000006372 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.45%
C000006372 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000006372 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
C000006372 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006372 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000006372 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
C000006372 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006372 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000006372 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000006372 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000240402 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000240402 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000240402 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000240402 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000240402 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000240402 [Member] | TJX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000240402 [Member] | Verizon Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240402 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000240402 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000240402 [Member] | Chevron [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000240402 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.45%
C000240402 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000240402 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
C000240402 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000240402 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000240402 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
C000240402 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000240402 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240402 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000240402 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%